Leases - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases for Current Period (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Leases
Minimum lease payments, Total	¥ 150,749
Minimum lease payments, Less than 1 year	18,758
Minimum lease payments, 1 to 2 years	17,587
Minimum lease payments, 2 to 3 years	15,841
Minimum lease payments, 3 to 4 years	12,809
Minimum lease payments, 4 to 5 years	10,741
Minimum lease payments, More than 5 years	¥ 75,013